Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of revenues, gross profit and assets for the operating segments

	Intelligent Robotics and RFID Division	Supply Chain Solutions	Intercompany	Consolidated
2019
Revenues	$14,180	$19,750	$(113)	$33,817
Gross profit	$2,908	$3,750	$-	$6,658
Assets related to segment	$6,850	$1,027	$-	$7,877

2018
Revenues	$14,633	$18,205	$(188)	$32,650
Gross profit	$3,371	$3,372	$-	$6,743
Assets related to segment	$5,325	$717	$-	$6,042

2017
Revenues	$13,666	$15,495	$(229)	$28,932
Gross profit	$3,623	$2,722	$-	$6,345
Assets related to segment	$5,456	$229	$-	$5,685

Schedule of total revenues and long-lived assets

	Year ended December 31,
	2019		2018		2017
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$23,493	$1,257	$22,990	$1,108	$21,870	$651
Far East	5,055	-	3,800	-	1,416	-
India	3,624	-	4,209	-	4,497	-
America	901	-	1,189	-	918	-
Europe	744	-	462	-	231	-

	$33,817	$1,257	$32,650	$1,108	$28,932	$651

(*)	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).